Leases	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
LEASES

Note 17:- LEASES

The Group leases substantially all of its office space and vehicles under operating leases. The Group’s leases have original lease periods expiring between 2021 and 2033. Some leases include one or more options to renew. The Group does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

Under IFRS 16, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the statement of financial position. The aggregated present value of lease agreements is recorded as a long-term asset titled operating lease right-of-use assets.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

Maturity analysis of undiscounted future lease payments receivable for operating leases:

2023	$46,489
2024	27,416
2025	13,229
2026	12,225
2027	11,086
2028 and thereafter	26,763
Total undiscounted cash flows	$137,208
Less imputed interest	(12,244)
Present value of lease liabilities	$124,964

a.	Information on leases:

	Year ended December 31,
	2022	2021
Interest expense on lease liabilities	$4,822	$5,377
Total cash outflow for leases	$49,702	$44,086

b.	Disclosures in respect of right-of-use assets:

	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2022	$173,450	$54,036	$227,486
Additions during the year:
New leases	30,711	22,483	53,194
Adjustments for indexation	2,438	1,017	3,455
Adjustments arising from translating financial statements of foreign operations	(15,571)	(5,471)	(21,042)
Modification of leases	589	89	678
Acquisition of subsidiaries	2,714	40	2,754
Disposals during the year:
Termination of leases	(14,714)	(21,942)	(36,656)

Balance as of December 31, 2022	$179,617	$50,252	$229,869

Accumulated depreciation:
Balance as of January 1, 2022	77,669	33,984	111,653
Additions during the year:
Depreciation	31,387	15,893	47,280
Adjustments arising from translating financial statements of foreign operations	(6,902)	(3,416)	(10,318)
Disposals during the year:
Termination of leases	(13,725)	(21,861)	(35,586)

Balance as of December 31, 2022	88,429	24,600	113,029

Depreciated cost at December 31, 2022	$91,188	$25,652	$116,840

	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2021	$159,764	$27,977	$187,741
Additions during the year:
New leases	16,868	24,694	41,562
Adjustments for indexation	989	495	1,484
Adjustments arising from translating financial statements of foreign operations	2,900	1,864	4,764
Acquisition of subsidiaries	1,129	-	1,129
Disposals during the year:
Termination of leases	(8,200)	(994)	(9,194)

Balance as of December 31, 2021	$173,450	$54,036	$227,486

Accumulated depreciation:
Balance as of January 1, 2021	49,187	21,003	70,190
Additions during the year:
Depreciation	30,398	12,634	43,032
Adjustments arising from translating financial statements of foreign operations	2,525	1,226	3,751
Disposals during the year:
Termination of leases	(4,441)	(879)	(5,320)

Balance as of December 31, 2021	77,669	33,984	111,653

Depreciated cost at December 31, 2021	$95,781	$20,052	$115,833